Derivative Liability (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance at beginning	$ 18,056,631
Modification of derivatives	319,770
Cancellation of warrants previously accounted for as derivative liabilities and elimination of derivative conversion features resulting from conversion of related party debt to equity	(11,213,573)
Change in fair value	452,146
Reclassification of derivatives to equity upon removal of price protection in warrants	(7,614,974)
Balance at ending